SHARE CAPITAL AND SHARE OPTIONS - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 18, 2016	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share capital:
Common stock, value, authorized			$ 150,000	$ 150,000
Common stock, value, issued			$ 101,081	$ 93,547
Shares issued upon exercise of share options (in shares)			77,000
Common stock, shares authorized (in shares)			150,000,000	150,000,000
Common shares, par value (in dollars per share)			$ 1	$ 1.00
Common shares, shares issued (in shares)			101,080,673	93,546,663
Common shares, shares outstanding (in shares)			101,080,673	93,546,663
Net proceeds for shares issued	$ 170,000		$ 169,876	$ 0	$ 660,947
Percent of stock outstanding		5.00%
Repurchase period		2 years
Remaining amount in share repurchase program (in shares)			300,000	300,000
Purchase of treasury shares			$ 8,214	$ 12,269	$ 0
Common Stock
Share capital:
Shares issued upon exercise of share options (in shares)			100,000	100,000
Common Stock | Public Stock Offering [Member]
Share capital:
Shares issued in offering (in shares)	7,475,000
Common Stock Including Additional Paid in Capital [Member] | Common Stock Including Additional Paid in Capital [Member]
Share capital:
Common shares, par value (in dollars per share)			$ 1.00
Equity Swap
Share capital:
Shares acquired by counterparty (in shares)			3,000,000
Shares acquired by counterparty, per share price (in dollars per share)			$ 42.03